Stock Based Compensation (Details)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2023	May 27, 2022 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Oct. 30, 2024 USD ($) shares
Stock Based Compensation [Line Items]
Common stock share authorized (in Shares) | shares			250,000,000		250,000,000		250,000,000		250,000,000	250,000,000
Purchase shares (in Shares) | shares											3,600,000
Additional stock options (in Shares) | shares							0
Stock-based compensation expense			$ 152,421		$ 432,256		$ 470,614			$ 1,194,653
Employment services period							2 years 6 months 14 days		3 years 3 months 7 days
Common stock, share issued (in Shares) | shares			38,280,870		36,680,870		38,280,870		36,680,870	36,610,870
Stock options		$ 1,638,381
Total fair value of these stock options											$ 2,350,018
Stock-based compensation expense			$ 152,421		$ 432,256	$ 1,194,653	$ 470,614			$ 1,194,653
2023 Omnibus Incentive Plan [Member]
Stock Based Compensation [Line Items]
Common stock share authorized (in Shares) | shares			3,520,123		3,520,123		3,520,123		3,520,123
2023 Plan [Member]
Stock Based Compensation [Line Items]
Fair value of the granted options					$ 2,350,018		$ 2,350,018
Unvested compensation cost					$ 1,917,762		$ 1,447,148		$ 1,917,762
Employment services period					3 years 3 months 18 days
Exchange ratio	0.2407
2022 Plan [Member]
Stock Based Compensation [Line Items]
Common stock, share issued (in Shares) | shares		15,000,000
Stock options					$ 1,638,381
Total proceeds received		$ 15,000
Other liability					$ 0				$ 0	$ 0
2022 Plan [Member] | Board of Directors [Member]
Stock Based Compensation [Line Items]
Purchase shares (in Shares) | shares		15,000,000